FAIR VALUE MEASUREMENTS (Schedule of Financial Assets Measured at Fair Value on a Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable securities	$ 64,290	$ 63,194
Foreign currency derivative contracts	(324)	18
Earn-out liability	(6,051)	(5,267)
Total financial net assets	57,915	57,945
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable securities
Foreign currency derivative contracts
Total financial net assets
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable securities	64,290	63,194
Foreign currency derivative contracts	(324)	18
Earn-out liability
Total financial net assets	63,966	63,212
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable securities
Foreign currency derivative contracts
Earn-out liability	(6,051)	(5,267)
Total financial net assets	$ (6,051)	$ (5,267)